CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	[1]	$ 80	$ 583	$ 4
Adjustments for the following non-cash items:
Depreciation	[1]	1,271	1,151	847
Unrealized foreign exchange and financial instrument loss (gain)	[1]	32	(88)	76
Share of earnings from equity-accounted investments	[1]	(29)	(28)	(11)
Deferred income tax (recovery) expense	[1]	(27)	(375)	30
Other non-cash items	[1]	231	135	8
Dividends received from equity-accounted investments	[1]	16	9	31
Changes in due to or from related parties	[1]	33	(7)	5
Net change in working capital balances	[1]	(53)	(94)	(374)
Cash flows from (used in) operating activities	[1]	1,554	1,286	616
Financing activities
Proceeds from medium term notes	[1]	449	231
Repayment of medium term notes	[1]	(341)	(152)	(200)
Corporate credit facilities, net	[1]	(422)	36	414
Proceeds from non-recourse borrowings	[1]	4,318	3,275	2,915
Repayment of non-recourse borrowings	[1]	(3,495)	(3,378)	(2,911)
Repayment of lease liabilities	[1]	(31)
Capital contributions from participating non-controlling interests – in operating subsidiaries	[1]	705	535	1,318
Capital repaid to participating non-controlling interests – in operating subsidiaries	[1]	(113)
Acquisition of Isagen from non-controlling interests	[1]			(5)
Issuance of preferred limited partnership units	[1]	126	196	187
Issuance of LP Units	[1]			411
Repurchase of LP Units	[1]	(1)	(51)
Distributions paid:
To participating non-controlling interests - in operating subsidiaries	[1]	(844)	(670)	(543)
To preferred shareholders	[1]	(26)	(26)	(25)
To preferred limited partners' unitholders	[1]	(43)	(37)	(26)
To unitholders of Brookfield Renewable or BRELP	[1]	(684)	(643)	(591)
Borrowings from related party	[1]	936	200
Repayments to related party	[1]	(936)	(200)
Cash flows from (used in) financing activities	[1]	(402)	(684)	944
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	[1]	(983)	(970)	(687)
Investment in equity-accounted investments	[1]	(144)		(248)
Investment in property, plant and equipment	[1]	(460)	(271)	(357)
Proceeds from disposal of assets	[1]	291	23	150
Disposal of (investment in) securities	[1]	7	28	(77)
Restricted cash and other	[1]	78	113	359
Cash flows from (used in) investing activities	[1]	(1,211)	(1,077)	(860)
Foreign exchange (loss) gain on cash	[1]	(6)	(22)	4
Cash and cash equivalents (decrease) increase	[1]	(65)	(497)	704
Net change in cash classified within assets held for sale	[1]	(5)	(8)
Balance, beginning of year	[1]	422	927	223
Balance, end of year	[1]	352	422	927
Supplemental Cash Flow Information [Abstract]
Interest paid	[1]	930	916	872
Interest received	[1]	19	22	27
Income taxes paid	[1]	$ 72	$ 79	$ 48

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).